COMMITMENTS AND CONTINGENCIES (Details)	6 Months Ended	9 Months Ended
	Jun. 30, 2021 USD ($) $ / shares	Dec. 31, 2020 USD ($) $ / shares	Jul. 27, 2020 item
Maximum number of demands for registration of securities | item			3
Cash underwriting discount per unit | $ / shares	$ 0.20	$ 0.20
Cash underwriting discount paid | $	$ 4,600,000	$ 4,600,000
Deferred fee per unit | $ / shares	$ 0.35	$ 0.35
Deferred underwriting fee payable | $	$ 8,050,000	$ 8,050,000